SECURITIES AND EXCHNAGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  10/31/11

Item 1. Schedule of Investments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Global Trust

Statement of Investments, October 31, 2011 (unaudited) *(continued)*

Public Storage	United States		16,720	2,157,716
Senior Housing Properties Trust	United States		11,800	264,792
Ventas Inc.	United States		25,462	1,415,942
				9,697,986
Total Common Stocks (Cost $75,443,938)				87,359,108
Convertible Preferred Stocks (Cost $242,507) 0.3%				
Specialized REITs 0.3%				
Health Care REIT Inc., 6.50%, cvt. pfd.	United States		4,840	244,130
Total Investments before Short Term Investments (Cost $75,686,445)				87,603,238
			Principal Amount	
Short Term Investments (Cost $2,500,000) 2.8%				
Time Deposits 2.8%				
Royal Bank of Canada, 0.03%, 11/01/11	United States	$	2,500,000	2,500,000
Total Investments (Cost $78,186,445) 99.9%				90,103,238
Other Assets, less Liabilities 0.1%				104,669
Net Assets 100.0%				$ 90,207,907

[a] Non-income producing.

[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2011, the aggregate value of these securities was $925,598, representing 1.03% of net assets.

ABBREVIATIONS

Selected Portfolio

REIT - Real Estate Investment Trust

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

'Non-income producing.
b See Note6 regardingholdingsof 5%votingsecurities.
c See Note5 regardingrestrictedsecurities.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Global Trust

Statement of Investments, October 31, 2011 (unaudited) *(continued)*

Oracle Corp.	United States	59,800	1,959,646
			3,397,510
Specialty Retail 1.6%			
The TJX Cos. Inc.	United States	23,400	1,378,962
Textiles, Apparel & Luxury Goods 3.4%			
NIKE Inc., B	United States	19,500	1,878,825
Ralph Lauren Corp.	United States	6,800	1,079,772
			2,958,597
Total Common Stocks (Cost $71,719,210)			86,749,190
Short Term Investments (Cost $2,724,548) 3.1%			
Money Market Funds 3.1%			
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	2,724,548	2,724,548
Total Investments (Cost $74,443,758) 101.8%			89,473,738
Other Assets, less Liabilities (1.8)%			(1,586,085)
Net Assets 100.0%			$ 87,887,653

[a] Non-income producing.

[b] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.

[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Global Trust

Statement of Investments, October 31, 2011 (unaudited) *(continued)*

Metals & Mining 3.0%				
[b]Ferrexpo Finance PLC, senior bond, Reg S, 7.875%, 4/07/16	Ukraine	5,500,000		5,232,342
[b]New World Resources BV, senior bond, Reg S, 7.375%, 5/15/15	Czech Republic	6,000,000	EUR	7,889,371
				13,121,713
Municipal Bonds 3.6%				
[b]City of Kyiv, Credit Suisse First Boston International, loan partn.,				
secured bond, Reg S, 8.00%, 11/06/15	Ukraine	4,100,000		3,245,396
secured note, Reg S, 8.25%, 11/26/12	Ukraine	4,000,000		3,820,040
Province Del Neuquen,				
[c]secured note, 144A, 7.875%, 4/26/21	Argentina	5,500,000		5,503,437
[b]secured note, Reg S, 7.875%, 4/26/21	Argentina	1,000,000		1,000,625
[c]senior note, 144A, 8.656%, 10/18/14	Argentina	267,000		276,130
[b]senior secured note, Reg S, 8.656%, 10/18/14	Argentina	1,705,685		1,764,011
				15,609,639
Oil, Gas & Consumable Fuels 1.8%				
Petro Co. of Trinidad and Tobago Ltd., senior note,				
[c]144A, 9.75%, 8/14/19	Trinidad and Tobago	420,000		492,563
[c]144A, 6.00%, 5/08/22	Trinidad and Tobago	1,100,000		1,078,000
[b]Reg S, 6.00%, 5/08/22	Trinidad and Tobago	6,233,333		6,108,667
				7,679,230
Road & Rail 1.7%				
Georgian Railway Ltd., senior bond, 9.875%, 7/22/15	Georgia	7,400,000		7,585,000
Specialty Retail 1.8%				
[b,h]Edcon Pty. Ltd., senior secured note, Reg S, FRN, 4.778%, 6/15/14	South Africa	6,700,000	EUR	7,882,450
Thrifts & Mortgage Finance 0.1%				
[e]Astana-Finance, 7.875%, 6/08/10	Kazakhstan	2,300,000	EUR	358,136
Total Quasi-Sovereign and Corporate Bonds (Cost $139,087,300)				138,184,156
Credit-Linked Notes 4.1%				
[h]Deutsche Bank AG, senior note, (Angolian Government), FRN, 6.752%, 6/21/16	Angola	7,500,000	EUR	10,147,184
[c]ING Bank NV, (Government of Ukraine), 144A, 5.50%, 8/25/15	Ukraine	17,600,000	UAH	1,688,523
[f,h]Merrill Lynch & Co. Inc., (Government of Iraq), FRN, 0.875%, 1/01/28	Iraq	715,504,454	JPY	5,585,641
[e,f]Standard Bank PLC, (Government of Ivory Coast), zero cpn., 9/11/08	Ivory Coast	700,000,000	XOF	57,982
[h]Standard Chartered Bank, cvt., senior note, (Development Bank of Zambia), FRN, 12.00%,				
2/28/12	Zambia	413,506		372,856
3/02/12	Zambia	125,000		101,175
Total Credit-Linked Notes (Cost $17,131,774)				17,953,361
Foreign Government Securities 44.7%				
[b]Banque Cent De Tunisie, Reg S, 4.50%, 6/22/20	Tunisia	2,161,000	EUR	2,833,412
Development & Investment Projects Jordan Armed Forces, senior note, 6.14%, 12/16/19	Jordan	3,740,000		3,347,300
[e]Government of Argentina, 11.75%, 5/20/11	Argentina	3,000,000	DEM	477,683
[h]Government of Bosnia and Herzegovina, senior bond, B, FRN, 2.502%, 12/11/21	Bosnia & Herzegovina	19,600,000	DEM	10,333,531
Government of Brazil, senior bond, 12.50%, 1/05/16	Brazil	5,000,000	BRL	3,397,624
Government of Croatia,				
6.625%, 7/14/20	Croatia	4,500,000		4,443,525
[c]144A, 6.75%, 11/05/19	Croatia	2,000,000		2,021,506
[b]Reg S, 6.75%, 11/05/19	Croatia	1,750,000		1,768,818
Government of Ecuador,				
[h]FRN, 1.313%, 2/27/15	Ecuador	336,422		250,634
[b]Reg S, 9.375%, 12/15/15	Ecuador	8,400,000		8,308,860
[b]Government of Egypt, senior note, Reg S, 6.875%, 4/30/40	Egypt	4,000,000		3,890,000
Government of Ghana,				
13.67%, 6/11/12	Ghana	3,130,000	GHS	1,971,320
13.30%, 9/30/13	Ghana	4,500,000	GHS	2,790,158
13.00%, 6/02/14	Ghana	2,100,000	GHS	1,294,105
[b]Government of Grenada, Reg S, 2.50% to 9/15/11, 4.50% to 9/15/13, 6.00% to 9/15/15, 8.00% thereafter, 9/15/25	Grenada	8,200,000		4,920,000
[c]Government of Indonesia, senior note, 144A, 4.875%, 5/05/21	Indonesia	5,950,000		6,385,094

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Templeton Emerging Market Debt Opportunities Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin Templeton Emerging Market Debt Opportunities Fund entered into forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the investment objectives.

4. INCOME TAXES

At October 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

At October 31, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the funds' fair value, were as follows:

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, Stcmdarcls issued No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. reviewing the requirements and believe the adoption of this ASU will not have a material impact on the financial statements.

10. SUBSEQUENT EVENTS

The evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 28, 2011

By /s/GASTON GARDEY

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date December 28, 2011